Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Assets:
Short-term investments	¥ 260,245	$ 39,721	¥ 238,000
Available-for-sale debt securities	51,346		102,373
Fair Value, Measurements, Recurring
Assets:
Short-term investments			238,000
Available-for-sale debt securities	51,346		102,373
Total assets	311,591		340,373
Fair Value, Measurements, Recurring | Wealth Management Products Issued By Banks
Assets:
Short-term investments	260,000
Fair Value, Measurements, Recurring | Equity Securities With Readily Determinable Fair Value
Assets:
Short-term investments	245
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Short-term investments			0
Available-for-sale debt securities	0		0
Total assets	245		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity Securities With Readily Determinable Fair Value
Assets:
Short-term investments	245
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Short-term investments			238,000
Available-for-sale debt securities	0
Total assets	260,000		238,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	260,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Equity Securities With Readily Determinable Fair Value
Assets:
Short-term investments	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	51,346		102,373
Total assets	51,346		¥ 102,373
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Wealth Management Products Issued By Banks
Assets:
Short-term investments	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Equity Securities With Readily Determinable Fair Value
Assets:
Short-term investments	¥ 0